SHARE-BASED COMPENSATION - Summary of Restricted Stock Units (Details) - Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Restricted Stock Units
Outstanding, beginning of period (in shares)	1,516,241
Granted (in shares)	73,663	1,516,241
Vested (in shares)	(508,126)	0
Forfeited (in shares)	(21,428)	0
Outstanding, end of period (in shares)	1,060,350	0
Weighted Average Grant Date Fair Value
Weighted average grant date fair value, beginning of period (in usd per share)	$ 14.00
Weighted average grant date fair value, granted (in usd per share)	18.20	$ 14.00
Weighted average grant date fair value, vested (in usd per share)	14.00	0.00
Weighted average grant date fair value, forfeited (in usd per share)	14.00	0.00
Weighted average grant date fair value, end of period (in usd per share)	$ 14.29	$ 0.00